Related party transactions - Service agreements and products - General (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)	32.23%
Fresenius SE | Manufacturing of infusion bags
Related party transactions
Term of related party agreement	10 years
Purchase of machinery	€ 108	€ 3,853
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement	1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement	5 years